SEGMENT REPORT (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORT
Summary of the group's operating segment operating results

	Year Ended December 31,2021
	Hotel business	Restaurant business	Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Total revenues	1,206,145,958	765,185,811	(3,516,750)	1,967,815,019
Total operating costs and expenses	(1,079,282,513)	(790,359,158)	1,028,243	(1,868,613,428)
Income (loss) from operations	153,923,380	(22,235,049)	(2,488,507)	129,199,824
Income (loss) before income taxes and share of losses in equity method investments	222,182,847	(24,218,097)	(2,488,507)	195,476,243
Net income(loss)	113,676,839	(28,238,573)	(1,866,380)	83,571,886

	Year Ended December 31,2022
	Hotel business	Restaurant business	Eliminations	Consolidated
	RMB	RMB	RMB	RMB
Total revenues	936,801,282	533,787,252	(1,514,259)	1,469,074,275
Total operating costs and expenses	(1,399,392,154)	(580,020,769)	(184,330)	(1,979,597,253)
Loss from operations	(443,141,983)	(41,689,258)	(1,698,589)	(486,529,830)
Loss before income taxes and share of losses in equity method investments	(459,060,589)	(43,404,876)	(1,698,589)	(504,164,054)
Net loss	(415,066,472)	(45,349,039)	(1,273,942)	(461,689,453)

	Year Ended December 31,2023
	Hotel business		Restaurant business		Eliminations		Consolidated
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
Total revenues	1,191,906,073	167,876,459	441,635,966	62,203,124	(6,284,350)	(885,132)	1,627,257,689	229,194,451
Total operating costs and expenses	(881,148,053)	(124,107,108)	(448,102,058)	(63,113,855)	10,471,447	1,474,872	(1,318,778,664)	(185,746,091)
Income (loss) from operation	335,283,353	47,223,672	(3,821,524)	(538,251)	4,187,097	589,740	335,648,926	47,275,161
Income (loss) before income taxes and share of losses in equity method investments	380,115,748	53,538,182	(3,930,987)	(553,668)	4,187,097	589,740	380,371,858	53,574,254
Net income (loss)	265,598,004	37,408,695	(8,210,726)	(1,156,456)	3,140,323	442,305	260,527,601	36,694,544

Summary of group's revenues disaggregated

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Revenue:
Leased-and-operated hotels	391,960,031	338,506,220	490,924,060	69,145,208
Franchised-and-managed hotels	774,359,348	582,441,077	696,321,236	98,074,795
Wholesale and others	39,826,579	15,853,985	4,660,777	656,456
Hotel business subtotal	1,206,145,958	936,801,282	1,191,906,073	167,876,459
Revenue:
Leased-and-operated restaurants	575,062,530	362,806,697	296,890,282	41,816,122
Franchised-and-managed restaurants	8,212,730	6,022,291	8,923,712	1,256,879
Wholesale and others	181,910,551	164,958,264	135,821,972	19,130,123
Restaurant business subtotal	765,185,811	533,787,252	441,635,966	62,203,124
Inter-segment*	(3,516,750)	(1,514,259)	(6,284,350)	(885,132)
Total revenue	1,967,815,019	1,469,074,275	1,627,257,689	229,194,451

* The inter segment eliminations mainly consist of labor services related to restaurant staff and prepared meals and frozen foods provided by restaurant business segment to hotel business segment.